The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Asset Management Fund (BTBFX)

Supplement dated March 1, 2013

to the Prospectus dated August 1, 2012

and to the Summary Prospectus dated August 1, 2012

Walden Asset Management Fund (WSBFX)

Supplement dated March 1, 2013

to the Prospectus dated August 1, 2012

and to the Summary Prospectus dated August 1, 2012

Effective May 1, 2013, the Paragraph entitled “Principal Investment Strategies” appearing on page 1 of both the Prospectus and Summary Prospectus of the Boston Trust Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund may invest up to 25% of its assets in foreign securities.

Effective May 1, 2013, the Paragraph appearing on page 21 of the Boston Trust Asset Management Fund Prospectus, under “Policies and Strategies” is restated to read:

Consistent with the Fund’s investment objective, the Fund:

•                 maintains an actively managed portfolio of stocks, bonds and money market instruments

•                  will generally invest at least 20% of its total assets in each category: fixed-income securities and domestic and foreign equity securities

•                  will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•                  may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, and money market funds

•                  may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•                  will purchase fixed income securities that are primarily investment grade

Effective May 1, 2013, the Paragraph under “Principal Investment Strategies” appearing on page 11 of the Prospectus and page 1 of the Summary Prospectus of the Walden Asset Management Fund, is restated to read:

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: i) domestic and foreign equity securities, such as common and preferred stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds and money market funds. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on the Adviser’s assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade, but may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade. The Fund also may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities. The Fund may invest up to 25% of its assets in foreign securities.

Effective May 1, 2013, the Paragraph in the Walden Asset Management Fund Prospectus appearing on page 23, under “Policies and Strategies” is restated to read:

Consistent with the Fund’s investment objective, the Fund:

•                  maintains an actively managed portfolio of stocks, bonds and money market instruments

•                  will invest at least 20% of its total assets in each category: fixed-income securities and domestic and foreign equity securities

•                  will invest in one or more of the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

•                  may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, and money market funds

•                  may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•                  will purchase fixed income securities that are primarily investment grade

Please retain this supplement with your Prospectus/Summary Prospectus for future reference.

This Supplement, the Prospectus and the Summary Prospectus dated August 1, 2012 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information dated August 1, 2012 and its supplements have been filed with the Securities and Exchange Commission, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-282-8782 extension 7050.

The Boston Trust & Walden Funds

One Beacon Street

Boston, MA 02108

The Boston Trust & Walden Funds

Supplement dated March 1, 2013

to the Statement of Additional Information Dated August 1, 2012

as Supplemented October 19, 2012

Change in Non-Fundamental Investment Restriction

On March 1, 2013, the Board of Trustees of the Boston Trust & Walden Funds approved a change in the non-fundamental investment restriction as set forth below:

Effective May 1, 2013, the first sentence of the second full Paragraph at page 4 in the section entitled “FOREIGN SECURITIES” is restated to read:

FOREIGN SECURITIES. Each Fund may invest up to 25% of its assets in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, generally are higher than for U.S. investments.

The last sentence in this section is restated to read:

The Funds may invest without regard to their respective limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

Effective May 1, 2013, Paragraph number 5 on page 9 under the section entitled “The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Funds may not:” is restated to read:

5.                                       Invest more than 25% of its assets in securities of foreign issuers (including American

Depositary Receipts with respect to foreign issuers, but excluding direct purchases of securities of foreign issuers listed and traded on a U.S. national securities exchange).

This Supplement and the prospectus and Statement of Additional Information dated August 1, 2012 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information dated August 1, 2012 as supplemented October 19, 2012. has been filed with the Securities and Exchange Commission, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-800-282-8782 extension 7050.